Average Annual Total Returns			12 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
		May 29, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Class K
Prospectus [Line Items]
Average Annual Return, Percent			36.77%		(6.82%)
Performance Inception Date		Jul. 07, 2021
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			36.53%		(6.89%)
Performance Inception Date		Jul. 07, 2021
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			36.37%		(7.11%)
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			21.97%		(5.10%)
Baillie Gifford China Equities Fund - Institutional & K Class Prospectus | MSCI China All Shares Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		29.22%		(2.39%)
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Class K
Prospectus [Line Items]
Average Annual Return, Percent	[2]		40.69%			2.65%		9.75%
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[2]		40.60%			2.56%		9.66%
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]		40.17%			1.87%		8.87%
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]		24.52%			1.90%		7.81%
Baillie Gifford Emerging Markets Equities Fund - Institutional & K Class Prospectus | MSCI Emerging Markets Index
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]		34.36%			4.67%		8.85%
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Class K
Prospectus [Line Items]
Average Annual Return, Percent			43.26%	9.01%
Performance Inception Date		Dec. 28, 2021
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			43.26%	9.01%
Performance Inception Date		Dec. 28, 2021
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			42.62%	8.42%
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			26.07%	7.04%
Baillie Gifford Emerging Markets ex China Fund - Institutional & K Class Prospectus | MSCI Emerging Markets ex China
Prospectus [Line Items]
Average Annual Return, Percent	[4]		35.64%	8.47%
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Class K
Prospectus [Line Items]
Average Annual Return, Percent	[5]		17.50%			3.53%		10.64%
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[5]		17.27%			3.42%		10.56%
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[5]		8.70%			0.51%		7.94%
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[5]		15.96%			2.42%		8.20%
Baillie Gifford Global Alpha Equities Fund - Institutional & K Class Prospectus | MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Percent	[5],[6]		22.87%			11.70%		12.27%
Baillie Gifford International Alpha Fund - Institutional & K Class Prospectus | Class K
Prospectus [Line Items]
Average Annual Return, Percent	[7]		19.59%			1.10%		7.67%
Baillie Gifford International Alpha Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[7]		19.45%			1.02%		7.59%
Baillie Gifford International Alpha Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]		16.73%			0.03%		6.56%
Baillie Gifford International Alpha Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]		14.12%			0.91%		6.15%
Baillie Gifford International Alpha Fund - Institutional & K Class Prospectus | MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[7],[8]		33.11%			8.45%		8.94%
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Class K
Prospectus [Line Items]
Average Annual Return, Percent	[9]		17.24%			(3.00%)		8.93%
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[9]		17.23%			(3.08%)		8.85%
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[9]		15.81%			(4.33%)		7.47%
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[9]		11.27%			(2.34%)		7.14%
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[9],[10]		33.11%			8.45%		8.94%
Baillie Gifford International Growth Fund - Institutional & K Class Prospectus | MSCI EAFE Index
Prospectus [Line Items]
Average Annual Return, Percent	[9],[10]		31.89%			9.46%		8.71%
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Class K
Prospectus [Line Items]
Average Annual Return, Percent	[11]		10.38%			(2.18%)	15.95%
Performance Inception Date		Dec. 05, 2016
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[12],[13]		10.25%			(2.27%)	15.86%
Performance Inception Date		Dec. 05, 2016
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[12],[13]		10.25%			(3.14%)	15.08%
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[12],[13]		6.07%			(1.86%)	13.26%
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[14]		17.88%			14.42%	15.22%
Baillie Gifford U.S. Equity Growth Fund - Institutional & K Class Prospectus | Russell 1000 Growth Index
Prospectus [Line Items]
Average Annual Return, Percent	[15]		18.56%			15.31%	19.42%
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Class 2
Prospectus [Line Items]
Average Annual Return, Percent			40.71%			2.65%		9.76%
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Class 3
Prospectus [Line Items]
Average Annual Return, Percent	[16]		40.81%			2.72%		9.83%
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Class 4
Prospectus [Line Items]
Average Annual Return, Percent	[17]		40.85%			2.75%		9.86%
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Class 5
Prospectus [Line Items]
Average Annual Return, Percent			40.92%			2.80%		9.92%
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Class 5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			40.44%			2.08%		9.12%
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | Class 5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			24.71%			2.08%		8.02%
Baillie Gifford Emerging Markets Equities Fund - Class 2,3,4 & 5 Prospectus | MSCI Emerging Markets Index
Prospectus [Line Items]
Average Annual Return, Percent	[18]		34.36%			4.67%		8.85%
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Class 2
Prospectus [Line Items]
Average Annual Return, Percent			17.46%			3.53%		10.64%
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Class 2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.86%			0.62%		8.05%
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Class 2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.00%			2.50%		8.29%
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Class 3
Prospectus [Line Items]
Average Annual Return, Percent	[19]		17.46%			3.53%		10.64%
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Class 4
Prospectus [Line Items]
Average Annual Return, Percent	[20]		17.46%			3.53%		10.64%
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | Class 5
Prospectus [Line Items]
Average Annual Return, Percent	[21]		17.46%			3.53%		10.64%
Baillie Gifford Global Alpha Equities Fund - Class 2,3,4 & 5 Prospectus | MSCI ACWI Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		22.87%			11.70%		12.27%
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Class 2
Prospectus [Line Items]
Average Annual Return, Percent			19.58%			1.10%		7.67%
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Class 2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.82%			0.06%		6.60%
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Class 2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.23%			0.96%		6.20%
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Class 3
Prospectus [Line Items]
Average Annual Return, Percent			19.67%			1.18%		7.74%
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Class 4
Prospectus [Line Items]
Average Annual Return, Percent	[22]		19.70%			1.21%		7.76%
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | Class 5
Prospectus [Line Items]
Average Annual Return, Percent			19.76%			1.26%		7.83%
Baillie Gifford International Alpha Fund - Class 2,3,4 & 5 Prospectus | MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[23]		33.11%			8.45%		8.94%
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Class 2
Prospectus [Line Items]
Average Annual Return, Percent			17.28%			(2.99%)		8.93%
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Class 2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.93%			(4.23%)		7.57%
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Class 2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.34%			(2.26%)		7.22%
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Class 3
Prospectus [Line Items]
Average Annual Return, Percent			16.85%			(3.07%)		8.89%
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Class 4
Prospectus [Line Items]
Average Annual Return, Percent	[24]		17.39%			(2.90%)		9.03%
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | Class 5
Prospectus [Line Items]
Average Annual Return, Percent			17.45%			(2.85%)		9.10%
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | MSCI ACWI ex USA Index
Prospectus [Line Items]
Average Annual Return, Percent	[25]		33.11%			8.45%		8.94%
Baillie Gifford International Growth Fund - Class 2,3,4 & 5 Prospectus | MSCI EAFE Index
Prospectus [Line Items]
Average Annual Return, Percent	[25]		31.89%			9.46%		8.71%

[1]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[2]	Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 5 shares and, for both Class K and Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Class K and Institutional Class.
[3]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[4]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[5]	Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 3 shares and, for both Class K and Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Class K and Institutional Class.
[6]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[7]	Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.
[8]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[9]	Performance for Class K and Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 2 shares and, for Institutional Class, has been adjusted for the higher total annual operating expenses incurred by Institutional Class.
[10]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[11]	The inception date for Baillie Gifford U.S. Equity Growth Fund is December 5, 2016, when Baillie Gifford International, LLC purchased Class 1 shares. Classes 1‑5 of the Fund were terminated effective May 1, 2017, and Class 1 shares were converted to Class K shares. For periods prior to May 1, 2017, the performance shown is based on the performance for Class 1 shares.
[12]	If reimbursement received from the Manager in 2019 were excluded, the total return would be lower.
[13]	Performance for Institutional Class shares prior to their date of inception (April 28, 2017) is derived from the historical performance of Class 1 shares and has been adjusted for the higher total annual operating expenses incurred by Institutional Class.
[14]	The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC. Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.
[15]	The source of the index data is London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”).© LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. “Russell® ” is a trademark(s) of the relevant LSE Group companies and is used by any other LSE Group company under license. “TMX®” is a trademark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this Prospectus. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this Prospectus.
[16]	Performance for Class 3 shares prior to their date of inception (March 31, 2016) is derived from the historical performance of Class 5 shares, and has been adjusted for the higher shareholder servicing fees applied to Class 3 shares.
[17]	Performance for Class 4 shares for periods prior to it being funded on July 13, 2023 is derived from the historical performance of Class 5 shares and has been adjusted for the period during which higher shareholder servicing fees applied to Class 4 shares.
[18]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[19]	Class 3 shares were unfunded from April 15, 2024, to October 21, 2025. During this period, performance for Class 3 shares is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 3 shares; had it, returns would have been higher.
[20]	Performance for Class 4 shares, which were unfunded as of December 31, 2025, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[21]	Performance for Class 5 shares, which were unfunded as of December 31, 2025, is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 5 shares; had it, returns would have been higher.
[22]	Performance for Class 4 shares prior to their date of inception (July 10, 2017) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[23]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
[24]	Performance for Class 4 shares prior to their date of inception (October 10, 2016) is derived from the historical performance of Class 2 shares, and has not been adjusted for the lower shareholder servicing fees applicable to Class 4 shares; had it, returns would have been higher.
[25]	The source of the index data is MSCI Inc. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This Prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.